GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 20, 2023	Jan. 01, 2022	Sep. 30, 2022	Oct. 31, 2021	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022
Cash				$ 78,877	$ 2,188,209		$ 73,648
Working capital					1,133,147		6,602,004
Notes payable					1,032,512		2,920,000
Proceeds from public offering	$ 4,940,000				6,000,000
Gross proceeds						$ 4,420,000	4,820,000
Accumulated deficit				$ 102,064	6,956,694		3,902,456
Bridge Loan [Member]
Gross proceeds			$ 444,000
Original issue discount, rate			10.00%
Original issue discount			$ 44,000
Original issue discount, description			equal to 100% of the original principal amount of the Notes
Trio LLC [Member]
Proceeds from public offering							$ 2,000,000.0
Maximum [Member]
Warrant shares of outstanding percentage							50.00%
Maximum [Member] | Bridge Loan [Member]
Original issue discount, rate			15.00%
Six Investors [Member]
Conversion of stock shares converted1		$ 4,500,000
Principal amount		$ 4,500,000
Three Investors [Member]
Principal amount					$ 440,000
December 1, 2022 [Member]
Notes payable							$ 3,700,000